Acquisitions (Tables) - Shares Post, Inc	12 Months Ended
Dec. 31, 2021
Acquisitions
Schedule of components of purchase consideration to acquire shares post

Amount
Cash	$20,340
Secured promissory note	3,000
Fair value of Junior convertible preferred stock issued	20,383
Fair value of Class AA common stock issued	44,817
Fair value of warrants issued	1,285
Total	$89,825

Schedule of allocation of purchase price for shares post

Amount
Cash	$6,443
Accounts receivable, net	1,014
Prepaid expenses and other current assets	1,073
Property and equipment, net	590
Operating lease right-of-use assets	4,575
Identified intangible assets	13,090
Goodwill	77,126
Accounts payable	(1,275)
Accrued expenses and other current liabilities	(5,127)
Operating lease liabilities	(7,684)
Total	$89,825

Schedule of identified intangible assets acquired

	Amount	Estimated Useful Life
Developed technology	$10,500	4 years
In-process research and development asset	960	Indefinite
Trade name	320	1 year
Customer relationships	1,310	4 years
Total	$13,090

Schedule of pro forma information

Years Ended December 31, 2020
(Unaudited)
Pro forma revenue	$75,981
Pro forma net loss	$(13,483)